Taxes (Details) - Schedule of Statutory Tax Rate to Effective Tax Rate	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Tax Rate to Effective Tax Rate [Abstract]
Income tax at expected tax rates	25.00%	25.00%	25.00%
Non-deductible expenses	(6.90%)	18.20%	9.40%
Effect of PRC preferential tax rate	(1.00%)	(31.30%)	4.60%
Non-PRC entities not subject to PRC tax	(1.90%)	6.20%	1.00%
Allowance for DTA		10.70%
Net loss carryforward	(1.80%)
Other	(1.30%)	0.30%	1.20%
Effective tax rate	12.10%	29.10%	41.20%